Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income taxes
Schedule of tax benefit/(expense)

	For the year ended	For the year ended	For the year ended
	December 31, 2011	December 31, 2012	December 31, 2013
Current tax	(63,410)	(101,975)	(13,462)
Deferred tax	5,587	1,350	28,489
	(57,823)	(100,625)	15,027

Schedule of components of deferred tax assets

	As of December 31,	As of December 31,
	2012	2013
	RMB	RMB
Deferred tax assets:
Temporary differences:
Pre-operating expenses	303	92
Amortization of intangible assets	2,054	1,232
Accrued warranty costs	19,294	28,510
Accrued expenses	23,074	23,746
Net loss carried forward	293,861	395,477
Depreciation of property, plant and equipment	92,235	86,997
Inventory write-down and idle capacity charges	22,367	13,322
Allowance for doubtful accounts	59,979	69,199
Allowance for advance to suppliers	31,199	10,397
Impairment loss on property, plant and equipment	120,357	156,483
Loss for equity investment in a joint venture	6,795	4,967
Others	24,607	47,361
Deferred tax assets	696,125	837,783
Deferred tax liabilities:
Temporary differences:
Capitalized interest	(25,614)	(31,983)
Deferred tax liabilities	(25,614)	(31,983)
Less: valuation allowance	(576,541)	(683,341)
Deferred tax assets-net	93,970	122,459

Deferred tax assets are analyzed as:

	As of December 31,	As of December 31,
	2012	2013
	RMB	RMB
Current	20,031	64,409
Non-Current	99,553	90,033
	119,584	154,442
Deferred tax liability are analyzed as:
Current	—	—
Non-Current	(25,614)	(31,983)
	(25,614)	(31,983)
	93,970	122,459

Schedule of movement of the valuation allowance for deferred tax assets

	As of December 31,	As of December 31,	As of December 31,
	2011	2012	2013
	RMB	RMB	RMB
Balance at beginning of the year	76,174	202,235	576,541
Business combination	—	—	63,873
Allowance made during the year	126,061	374,306	158,904
Reversals	—	—	(115,977)
Balance at end of the year	202,235	576,541	683,341

Schedule of reconciliation between provision for income tax

	For the year ended	For the year ended	For the year ended
	December 31, 2011	December 31, 2012	December 31, 2013
PRC enterprise income tax	(25)%	(25)%	(25)%
Effect of permanent differences:
Share based compensation and other permanent difference	3.68%	5.62%	4.03%
Effect of tax holiday	(1.22)%	—	—
Effect of tax differential of certain subsidiaries (1)	(4.87)%	(2.10)%	8.17%
Effect of tax rate change	15.29%	(2.69)%	(0.32)%
Additional tax for previously approved tax holiday	—%	5.29%	—%
Withholding tax for dividend distribution	—%	1.35%	—%
Valuation allowance	23.54%	23.97%	9.72%
	11.42%	6.44%	(3.40)%

(1)         Effect of tax differential of certain subsidiaries increased from (2.10)% to 8.17%, mainly due to the loss suffered in 2013 by JA Cayman and JA BVI, which are not subject to tax on income or capital gain.

Schedule of aggregate amount and per share effect of tax holiday

	For the year ended	For the year ended	For the year ended
	December 31, 2011	December 31, 2012	December 31, 2013
The aggregate dollar effect	6,290	—	—
Per share effect-basic	0.04	—	—
Per share effect-diluted	0.04	—	—